Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
2015	$ 6,467,053
2016	2,961,415
2017	1,437,673
2018	1,055,059
2019 and thereafter	1,525,756
Total	13,446,956
Capital lease commitments
2015	5,683,924
2016	5,683,924
2017	5,683,924
2018	5,683,924
2019 and thereafter	14,209,809
Total minimum lease payments	36,945,505
Less interest	(10,435,662)
Capital lease obligations	26,509,843
Less current maturities of capital lease obligations	(3,010,201)	(2,745,647)
Long-term capital lease obligations	23,499,642	26,646,215
Other commitments
2015	270,373,732
2016	40,450,741
2017	1,333,500
2018	0
2019 and thereafter	0
Total	312,157,973
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Estimated amount for the contingency	16,200,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	1,305,598,342	1,137,852,245
Payments to satisfy guarantee obligations	$ 1,478,386	$ 359,551	$ 273,987